Condensed Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ 114,935	$ 6,721	$ 174,935	$ 20,186
Sales and marketing	6,186	1,682	17,118	3,672
General and administrative	27,880	10,993	97,905	41,071
Total operating expenses	149,001	19,396	354,149	64,939
Loss on disposal of property and equipment			64,191	10
Loss from operations	(149,001)	(19,396)	(354,149)	(64,939)
Change in fair value measurements	1,186	(26,917)	(22,700)	(5,076)
Interest expense	(3,746)	(19,174)	(30,181)	(32,173)
Related party interest expense	(622)	(9,752)	(16,663)	(41,546)
Other expense, net	(915)	(283)	(5,668)	(5,455)
(Loss) gain at settlement of related party notes payable, notes payable, and vendor payables in trust, net			(86,904)	2,107
Loss before income taxes	(153,098)	(75,522)	(516,265)	(147,082)
Income tax provision	0	(3)	(240)	(3)
Net loss	$ (153,098)	$ (75,525)	$ (516,505)	$ (147,085)
Per share information:
Net loss per Common Stock – Class A and Class B – basic and diluted (in Dollars per share)	$ (0.48)	$ (0.48)	$ (2.21)	$ (0.94)
Weighted average Common shares outstanding – Class A and Class B – basic and diluted (in Shares)	322,211,392	158,088,382	233,390,675	157,063,103
Total comprehensive loss:
Net loss	$ (153,098)	$ (75,525)	$ (516,505)	$ (147,085)
Change in foreign currency translation adjustment	(564)	508	(971)	(2,690)
Total comprehensive loss	$ (153,662)	$ (75,017)	$ (517,476)	$ (149,775)